UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund – National Portfolio

Portfolio of Investments

July 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.1%
Long-Term Municipal Bonds - 99.1%
Alabama - 1.3%
Jefferson Cnty AL GO
Series 04A
5.25%, 1/01/18-1/01/23	$3,900	$3,588,930
AGM Series 2004
5.50%, 1/01/21	1,000	986,710
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Prerefunded/ETM)	375	405,979
FGIC Series 02B
5.00%, 2/01/41 (Prerefunded/ETM)	625	680,538
Montgomery AL BMC Spl Care
Series 04C
5.25%, 11/15/29 (Prerefunded/ETM)	2,190	2,558,949
Univ of Alabama at Birmingham Hosp
Series 08A
5.75%, 9/01/22	3,000	3,276,900

		11,498,006

Arizona - 2.6%
Arizona Hlth Fac Auth
(Phoenix Children’s Hospital)
1.28%, 2/01/42 (a)	3,850	3,394,506
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,240	973,760
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	2,456	2,495,714
Phoenix AZ Civic Impt Corp.
(Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,750	1,862,822
Pima Cnty AZ IDA
(American Charter Sch Fdntn)
Series 2007
5.625%, 7/01/38	1,760	1,598,291
Series 2007A
5.50%, 7/01/26	4,245	3,938,808
Pima Cnty AZ IDA
(Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	3,310	3,137,052
Queen Creek AZ ID #1
5.00%, 1/01/26	1,900	1,902,413
Salt Verde Fin Corp. Gas
(Citigroup, Inc.)
5.25%, 12/01/23	3,685	3,691,744
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	430	419,547

		23,414,657

California - 8.4%
California Econ Recovery
(California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	6,390	7,307,668
California GO
5.00%, 11/01/32	10,000	9,880,200
5.125%, 2/01/28 (Prerefunded/ETM)	1,500	1,729,110
5.25%, 4/01/30	15	15,122
AGM Series 03
5.00%, 2/01/29	1,445	1,469,045
AMBAC
5.00%, 4/01/27	3,705	3,747,645
California Statewide CDA
(Enloe Med Ctr)
5.50%, 8/15/23	80	84,020
6.25%, 8/15/28	1,715	1,847,107
Series A
5.375%, 8/15/20	510	545,817
Golden St Tobacco Sec CA
XLCA Series 03B
5.50%, 6/01/33 (Prerefunded/ETM)	2,000	2,265,640
Long Beach CA Bond Fin Auth
(Aquarium of The Pacific)
Series 2001
5.00%, 11/01/26	1,975	1,875,776
Los Angeles CA Dept Arpts
(Los Angeles Intl Airpot)
Series 2009A
5.25%, 5/15/29	9,260	9,827,545
Los Angeles CA Harbor Dept
Series 2009C
5.25%, 8/01/24	17,205	19,215,060
Manteca CA USD GO
NPFGC Series 01
Zero Coupon, 9/01/31	11,910	2,827,791
Ontario CA Redev Fin Auth
NPFGC Series 93
5.80%, 8/01/23	1,000	1,108,650
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,910	1,927,706
San Diego Cnty CA Wtr Auth
(San Diego Cnty CA Wtr)
AGM Series 08A
5.00%, 5/01/25	3,000	3,235,140
San Diego Gas & Elec Co.
Series 96A
5.30%, 7/01/21	4,000	4,426,160
Tejon Ranch CA Pub Fac Fin CFD #2008-1
Series 2010A
7.375%, 9/01/40 (b)	2,820	2,818,054

		76,153,256

Colorado - 3.3%
Colorado Edl & Cultural Facs Auth
(Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	480	435,120
Colorado HFA SFMR
(Colorado HFA)
Series 99A-2
6.45%, 4/01/30	415	448,221

Colorado Hlth Fac Auth
(Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,200	2,275,746
Colorado Hlth Fac Auth
(Parkview Medical Center)
Series 04
5.00%, 9/01/25	690	691,918
Denver CO Urban Renewal Auth
(Stapleton)
Series 2010B-1
5.00%, 12/01/24-12/01/25	9,175	9,603,055
Northwest Pkwy Pub Hwy Auth Co.
AGM Series 01C
5.80%, 6/15/25 (Prerefunded/ETM) (c)	9,000	10,411,110
Park Creek Met Dist Co.
Series 05
5.50%, 12/01/30	1,900	1,841,119
PV Wtr & San Met Dist Co.
Series 06
Zero Coupon, 12/15/17 (d)	3,122	1,092,700
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	1,950	1,950,039
Todd Creek Farms Met Dist #1 Co.
(Todd Creek Farms Met Wtr COP)
6.125%, 12/01/22 (d)	1,210	551,361
Todd Creek Farms Met Dist #1 Co.
(Todd Creek Farms Met Wtr)
Series 04
6.125%, 12/01/19 (d)	820	380,365

		29,680,754

Connecticut - 0.1%
Connecticut Hlth & Ed Fac Auth
(Griffin Hospital)
RADIAN Series 05B
5.00%, 7/01/23	750	724,365

District of Columbia - 2.7%
District of Columbia
(Catholic Univ of America)
5.00%, 10/01/34 (b)	700	696,066
District of Columbia
(Friendship Pub Charter Sch)
ACA
5.00%, 6/01/26	1,000	867,270
District of Columbia Pers Income Tax
Series 2010A
5.00%, 12/01/30	2,000	2,159,380
District of Columbia Tax Incr
5.25%, 12/01/26	9,600	10,804,320
District of Columbia Wtr & Swr Auth
AGC Series 2008A
5.00%, 10/01/23	4,125	4,569,923
Washington DC Conv Ctr Ded Tax
AMBAC
5.00%, 10/01/23	5,000	5,250,800

		24,347,759

Florida - 10.5%
Beacon Tradeport CDD FL
Series 02B
7.25%, 5/01/33	1,005	1,013,975
Bonnet Creek Resort CDD FL
Series 02
7.25%, 5/01/18	4,000	3,600,480
Capital Trust Agy FL
(Cargo Acquisition Group)
Series 02
6.25%, 1/01/19	470	472,148
Series 03
5.75%, 1/01/32	2,000	1,808,540
Collier Cnty FL IDA
(Allete)
Series 96
6.50%, 10/01/25	705	707,383
Crossings at Fleming Is CDD FL
Series 00C
7.05%, 5/01/15	1,180	1,194,266
7.10%, 5/01/30	2,240	2,243,158
Dade Cnty FL HFA MFHR
(Golden Lakes Apts)
Series 97A
6.00%, 11/01/32	250	250,018
6.05%, 11/01/39	750	750,053
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (d)(e)	1,445	578,000
Series 02B
6.625%, 5/01/33 (d)(e)	620	248,000
Florida HFC MFHR
(Mystic Pointe II Apts)
Series 00
6.30%, 12/01/41	1,165	1,182,883
Florida HFC MFHR
(Sable Chase Apts)
AGM Series 00
6.00%, 5/01/40	3,650	3,700,662
Florida HFC MFHR
(Spring Harbor Apts)
Series 99C-1
5.90%, 8/01/39	2,460	2,413,112
Florida HFC MFHR
(Waverly Apts)
AGM Series 00C-1
6.50%, 7/01/40	2,790	2,819,992
Highlands Cnty FL Hlth Facs Auth
Series 01A
6.00%, 11/15/31 (Prerefunded/ETM)	2,000	2,153,620
Hollywood FL Cmnty Redev Agy
(Beach CRA)
XLCA
5.00%, 3/01/24	5,000	5,064,050
Indian Trace Dev Dist FL
NPFGC Series 05
5.00%, 5/01/22-5/01/23	2,480	2,463,919

Jacksonville FL EDC
(Mayo Clinic Jacksonville)
Series 01C
5.50%, 11/15/36	6,750	6,920,977
Jacksonville FL Excise Tax
AMBAC Series 02B
5.00%, 10/01/26	3,925	4,062,728
Lee Cnty FL Port Auth Arpt
(Southwest Florida Intl Airport)
AGM Series 00A
6.00%, 10/01/32	9,500	9,619,320
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32	2,500	2,125,800
Miami Beach FL Hlth Fac Auth
(Mt. Sinai Medical Center FL)
Series 01A
6.80%, 11/15/31	5,100	5,133,405
Miami-Dade Cnty FL Ed Fac Auth
(Univ of Miami FL)
Series 08A
5.20%, 4/01/24	2,500	2,597,800
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	5,585	5,459,114
No Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	1,040	904,634
No Palm Beach Cnty FL ID #43
6.125%, 8/01/31 (Prerefunded/ETM)	1,000	1,065,520
Orange Cnty FL HFA MFHR
(Loma Vista Apts)
Series 99G
5.50%, 3/01/32	2,000	1,900,640
Orlando FL Spl Assmt Conroy Rd
Series 98A
5.80%, 5/01/26	3,250	3,180,807
Palm Beach Cnty FL
6.10%, 8/01/21 (Prerefunded/ETM)	510	543,293
6.10%, 8/01/21	30	29,228
Pasco Cnty FL HFA MFHR
(Pasco Woods Apts)
Series 99A
5.90%, 8/01/39	3,620	3,551,003
Pier Park CDD FL
Series 02-1
7.15%, 5/01/34	3,195	2,737,220
Preserve at Wilderness CDD FL
Series 02A
7.10%, 5/01/33	1,380	1,387,604
Tampa FL
(Univ of Tampa FL)
RADIAN Series 02
5.625%, 4/01/32	3,175	3,191,415
Tara CDD FL
Series 00A
7.15%, 5/01/31	1,675	1,685,586
Village Ctr CDD FL
NPFGC
5.125%, 10/01/28	1,000	1,000,110

Volusia Cnty FL Ed Fac Auth
(Embry-Riddle Aeronautical Univ)
Series 99A
5.75%, 10/15/29	2,000	2,001,240
West Palm Beach CDD FL
5.00%, 3/01/25-3/01/29	3,640	3,595,937

		95,357,640

Illinois - 8.0%
Chicago IL Brd of Ed GO
AGM Series 07
5.00%, 12/01/24	15,000	16,031,850
Chicago IL GO
5.00%, 1/01/29 (f)	7,000	7,320,460
Series 08A
5.25%, 1/01/23	10,000	11,091,700
Chicago IL O’hare Intl Arpt
(O’hare Intl Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	5,100	5,123,409
Chicago IL SA Lakeshore East
Series 03
6.75%, 12/01/32	1,750	1,651,843
Chicago IL Sales Tax
AGM Series 05
5.00%, 1/01/25	6,905	7,234,783
Chicago IL Tax Increment
(Diversey/Narragansett Proj)
7.46%, 2/15/26	2,555	2,550,248
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,386	1,962,914
Hampshire IL SSA
5.80%, 3/01/26	2,330	2,071,253
Illinois Finance Auth
(Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	750	676,575
Illinois Finance Auth
(Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45	2,225	2,187,064
Illinois Sports Fac Auth Spl Tax
AMBAC Series 01
5.50%, 6/15/30	7,000	7,218,540
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	2,268	2,001,714
Matteson IL GO
8.00%, 12/01/29 (c)	3,350	2,421,346
Metro Pier & Expo Auth IL Spl Tax
NPFGC Series 02A
5.25%, 6/15/42	3,500	3,527,510

		73,071,209

Indiana - 1.1%
Franklin Twp IN Sch Bldg Corp.
AMBAC
5.00%, 7/15/21-7/15/22	6,625	7,102,075
Hendricks Cnty IN GO
5.50%, 7/15/23	1,165	1,246,492
Indiana Dev Fin Auth
(Inland Steel Co.)
Series 97
5.75%, 10/01/11	1,825	1,862,540

		10,211,107

Iowa - 0.0%
Coralville IA BANS
Series 07C
5.00%, 6/01/18	240	253,903

Kansas - 0.1%
Lenexa KS Hlth Care Fac
(Lakeview Village, Inc.)
5.25%, 5/15/22	1,260	1,162,829

Louisiana - 3.1%
De Soto Parish LA PCR
(International Paper Company)
Series A-2
5.00%, 10/01/12	2,200	2,311,474
Lafayette LA Communications
XLCA
5.25%, 11/01/20-11/01/23	8,765	9,538,422
Louisiana Agric Fin Auth
(Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	1,130	1,103,106
Louisiana Loc Govt Envrn Fac & CDA
(Cargo Acquisition Group)
Series 02
6.65%, 1/01/25	620	623,497
Louisiana Loc Govt Envrn Fac & CDA
(Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	715	769,561
New Orleans LA GO
NPFGC Series 05
5.00%, 12/01/29	3,990	3,993,431
5.25%, 12/01/21	4,495	4,672,193
RADIAN
5.00%, 12/01/18-12/01/19	4,140	4,362,350
RADIAN Series A
5.00%, 12/01/22	1,060	1,094,704

		28,468,738

Maryland - 0.9%
Anne Arundel Cnty MD Spl Oblig
6.10%, 7/01/40 (b)	885	884,938
Maryland CDA SFMR
(Maryland CDA)
Series 00A
6.10%, 7/01/38	6,285	6,288,708
Maryland Ind Dev Fin Auth
(Medical Waste Assoc LP)
Series 89
8.75%, 11/15/10 (d)(e)	1,225	1,102,500

		8,276,146

Massachusetts - 3.3%
Massachusetts Dev Fin Agy
(Emerson College)
Series A
5.50%, 1/01/30	4,750	5,024,930
Massachusetts Dev Fin Agy
(Seven Hills Foundation)
RADIAN Series 99
5.15%, 9/01/28	6,035	5,198,670
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Prerefunded/ETM)	3,220	3,546,798
5.25%, 11/01/30 (Prerefunded/ETM)	1,780	1,960,652
Massachusetts Hlth & Ed Facs Auth
(Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	5,800	5,858,986
Massachusetts Hlth & Ed Facs Auth
(Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	1,600	1,488,640
Massachusetts Hlth & Ed Facs Auth
(Caregroup, Inc.)
NPFGC Series 08
5.375%, 2/01/26	1,250	1,302,287
Massachusetts Port Auth
Series 99D
6.00%, 7/01/29 (Prerefunded/ETM)	2,325	2,334,788
Massachusetts Port Auth
(Delta Airlines, Inc.)
5.50%, 1/01/19	4,000	3,719,240

		30,434,991

Michigan - 3.3%
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	9,980	10,220,318
Kalamazoo MI Fin Auth
FGIC Series 94A
9.735%, 6/01/11 (Prerefunded/ETM) (g)	240	247,541
Kent MI Hosp Fin Auth
(Metropolitan Hospital)
Series 2005A
5.25%, 7/01/30	1,670	1,428,668
5.75%, 7/01/25	710	675,849
Michigan HDA MFHR
(Michigan HDA)
AMBAC Series 97A
6.10%, 10/01/33	235	235,047
Michigan Hosp Fin Auth
Series 01
5.625%, 11/15/36 (Prerefunded/ETM)	2,650	2,842,682
Michigan Hosp Fin Auth
(Trinity Healthcare Group)
Series 2000A
6.00%, 12/01/27 (Prerefunded/ETM)	65	66,852
6.00%, 12/01/27	4,450	4,517,773

Plymouth MI Ed Ctr Charter Sch
Series 05
5.375%, 11/01/30	2,000	1,702,560
Saginaw MI Hosp Fin Auth
(Covenant Medical Ctr)
Series 00F
6.50%, 7/01/30	2,290	2,309,465
Wayne State Univ MI
Series 2009
5.00%, 11/15/29	5,215	5,491,604

		29,738,359

Minnesota - 0.6%
Maple Grove MN Hlth Care Sys
(Maple Grove Hospital)
5.00%, 5/01/22	1,350	1,390,365
Shakopee MN Hlthcare Fac
(St. Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	2,700	2,722,599
St. Paul MN Hsg & Redev Auth
(Healtheast)
Series 05
6.00%, 11/15/25	1,000	1,003,480

		5,116,444

Mississippi - 1.8%
Mississippi Dev Bank
(Mississippi Lease Dept of Corrections)
5.25%, 8/01/27	15,000	16,109,700

Missouri - 2.0%
Kansas City MO IDA Arpt
(Cargo Acquisition Group)
Series 02
6.25%, 1/01/30	1,945	1,879,201
Kansas City MO Spl Oblig
(Kansas City MO Lease-Dntn Arena)
Series 08C
5.00%, 4/01/28	14,000	14,512,680
Missouri Dev Fin Brd
(Crackerneck Creek MO Tax Alloc)
Series 05C
5.00%, 3/01/26	1,000	1,008,090
Riverside MO IDA
(Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	650	639,814

		18,039,785

Nevada - 6.7%
Carson City NV Hosp
(Carson Tahoe Hospital)
RADIAN Series 03A
5.125%, 9/01/29	4,800	4,316,352
Clark Cnty NV Airport PFC
(Mccarran Airport)
5.25%, 7/01/18	9,090	10,186,981

Clark Cnty NV GO
AMBAC Series 2006
5.00%, 11/01/23	13,250	14,201,483
Clark Cnty NV SD GO
NPFGC-RE
5.00%, 6/15/22	5,720	6,098,492
Las Vegas NV Wtr Dist
NPFGC-RE Series 05
5.00%, 6/01/27	5,000	5,188,250
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	5,800	6,168,590
Nevada Sys Hgr Ed
(Univ of Nevada)
AMBAC Series 2005B
5.00%, 7/01/26	6,715	6,985,413
AMBAC Series B
5.00%, 7/01/25	6,985	7,300,722

		60,446,283

New Hampshire - 0.9%
New Hampshire Bus Fin Auth
(Public Service New Hampshire)
Series 93E
6.00%, 5/01/21	4,000	4,052,120
New Hampshire Hlth & Ed Fac Auth
(Covenant Health Sys)
Series 04
5.375%, 7/01/24	1,680	1,713,970
New Hampshire Hlth & Ed Fac Auth
(Dartmouth Hitchcock Oblig Grp)
AGM Series 02
5.50%, 8/01/27	2,250	2,366,887

		8,132,977

New Jersey - 1.6%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/27	5,175	5,178,933
New Jersey Ed Fac Auth
AMBAC Series 02A
5.125%, 9/01/22 (Prerefunded/ETM)	2,500	2,746,025
New Jersey EDA
(New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	6,200	6,652,104

		14,577,062

New Mexico - 1.3%
Clayton NM Jail Proj
CIFG NA
5.00%, 11/01/25-11/01/27	13,095	12,048,635

New York - 2.9%
Erie Cnty NY IDA
(Buffalo NY SD GO)
AGM Series 04
5.75%, 5/01/25-5/01/26	5,100	5,480,628

New York NY GO
5.25%, 9/01/23	5,000	5,633,200
Series 03A
5.50%, 8/01/21	5,000	5,408,750
Series 04G
5.00%, 12/01/23	895	967,441
Series 1
5.75%, 3/01/17	420	463,231
Series 2007
5.00%, 1/01/23	1,000	1,086,010
Series 2007D1
5.125%, 12/01/27	1,000	1,086,640
New York NY IDA
(Lycee Francais)
Series 02C
6.80%, 6/01/28	2,500	2,625,850
New York St Dormitory Auth
(Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,760	1,877,339
New York St HFA
(New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	1,200	1,277,616
New York St Liberty Corp.
(National Sports Museum Proj)
6.125%, 2/15/19 (d)(e)	1,188	3,564

		25,910,269

North Carolina - 0.4%
Iredell Cnty NC COP
(Iredell Cnty Sch Proj)
AGM Series 08
5.25%, 6/01/22	920	1,025,993
North Carolina Eastern Mun Pwr Agy
AMBAC Series 05A
5.25%, 1/01/20	1,000	1,084,490
North Carolina Med Care Comm
(Pennybyrn at Maryfield)
6.00%, 10/01/23	1,895	1,707,793

		3,818,276

North Dakota - 0.2%
Ward Cnty ND Hlth Care Fac
(Trinity Health)
Series 2006
5.125%, 7/01/18-7/01/20	2,065	2,119,937

Ohio - 2.9%
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,835	3,107,925
Cleveland OH, Inc. Tax
(Cleveland Police & Fire Pension)
5.25%, 5/15/24	5,500	6,044,170
Cuyahoga Cnty OH Port Auth
(University Square Proj)
Series 01
7.35%, 12/01/31	8,400	8,501,976

Hamilton Cnty OH Sales Tax
AMBAC Series B
5.25%, 12/01/32	1,440	1,444,349
Toledo-Lucas Cnty OH Port Auth
(CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	6,730	7,636,531

		26,734,951

Oregon - 0.5%
Forest Grove OR
(Pacific Univ)
RADIAN Series 05A
5.00%, 5/01/28	2,995	3,027,496
Oregon Hsg & Cmnty Svc SFMR
(Oregon Hsg & Cmnty Svc)
Series 02B
5.45%, 7/01/32	1,685	1,688,521

		4,716,017

Pennsylvania - 2.5%
Allegheny Cnty PA Hgr Ed Auth
(Carnegie Mellon University)
Series 02
5.50%, 3/01/28	5,665	5,829,965
Allegheny Cnty PA Hosp Dev Auth
(West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	4,200	3,861,606
Montgomery Cnty PA Hgr Ed Fac
(Abington Memorial Hosp)
Series 02A
5.125%, 6/01/32	2,000	2,008,920
Montgomery Cnty PA IDA
(New Regional Medical Ctr)
5.25%, 8/01/33	4,735	4,957,261
Pennsylvania IDA
(Pennsylvania IDA Econ Dev)
Series 08A
5.50%, 7/01/23	3,940	4,314,773
Philadelphia PA IDA
(Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	1,030	861,647
South Central Gen Auth PA
NPFGC Series 01
5.25%, 5/15/31	685	704,488
Susquehanna PA Arpt Fac
(Aero Harrisburg LLC)
Series 99
5.50%, 1/01/24	480	375,062

		22,913,722

Puerto Rico - 1.4%
Puerto Rico GO
5.25%, 7/01/23	1,700	1,760,979
Series 01A
5.50%, 7/01/19	1,000	1,078,770
Series 03A
5.25%, 7/01/23	500	512,835
Series 04A
5.25%, 7/01/19	2,880	2,996,266

Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	540,670
Puerto Rico HFA MFHR
(Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,065	1,100,262
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19-6/01/20	4,460	4,555,002

		12,544,784

Rhode Island - 0.6%
Rhode Island EDC
(Providence Place Mall)
RADIAN Series 00
6.125%, 7/01/20	5,500	5,506,930

South Carolina - 1.5%
Dorchester Cnty SC SD #2 Lease
Series 06
5.00%, 12/01/30	1,500	1,519,365
AGC
5.00%, 12/01/29	400	415,340
Newberry Inv IN Children SC
(Newberry Cnty SC SD Lease)
Series 05
5.00%, 12/01/30	450	443,754
AGC Series 05
5.00%, 12/01/27	6,225	6,294,160
SCAGO Edl Facs Corp.
(Calhoun Sch Proj)
RADIAN
5.00%, 12/01/21	5,245	4,749,714

		13,422,333

Tennessee - 0.2%
Sullivan Cnty TN Hlth & Hfb
(Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,990	1,947,573
5.25%, 9/01/26	275	263,750

		2,211,323

Texas - 12.2%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28	1,290	1,412,692
Bexar Cnty TX Hlth Fac Dev
(Army Retirement Residence)
5.00%, 7/01/27	475	454,542
Camino Real Regl Mob Auth TX
5.00%, 2/15/21-2/15/22	4,270	4,281,390
Series 2008
5.00%, 8/15/21	1,790	1,795,084
Corpus Christi TX Gen Arpt
AGM Series 00B
5.375%, 2/15/30	7,100	7,207,778

Dallas Fort Worth TX Intl Arpt
NPFGC-RE Series 01
5.50%, 11/01/35	13,400	13,414,606
Ector Cnty TX ISD GO
5.25%, 8/15/27	160	168,218
El Paso Cnty TX Hosp Dist GO
AGC Series 2008A
5.00%, 8/15/23	5,000	5,458,850
Garza Cnty Pub Fac Corp.
(Garza Cnty TX Lease Corr Fac)
5.50%, 10/01/19	535	518,875
Grapevine TX Arpt Fac
(Cargo Acquisition Group)
6.50%, 1/01/24	990	993,415
Guad Blanco River Auth TX
NPFGC Series 04A
5.00%, 8/15/24	1,895	1,941,257
Hidalgo Cnty TX Hlth Fac Svcs
(Mission Hospital, Inc.)
Series 05
5.00%, 8/15/14-8/15/19	730	743,928
Houston TX IDC
(Cargo Acquisition Group)
Series 02
6.375%, 1/01/23	3,000	3,004,080
Laredo TX ISD Lease
AMBAC Series 04A
5.00%, 8/01/24	1,000	1,014,100
Magnolia TX ISD GO
5.00%, 8/15/20	6,165	7,003,995
North Texas Hgr Ed Auth
AGM Series 07
5.00%, 9/01/24	1,000	1,028,140
San Antonio TX Elec & Gas
5.00%, 2/01/25 (Prerefunded/ETM)	65	76,142
5.00%, 2/01/25	4,935	5,312,478
Series 08
5.00%, 2/01/26	6,830	7,471,747
Series 2009A
5.25%, 2/01/24	3,260	3,727,419
San Antonio TX GO
Series 02
5.00%, 2/01/22 (Prerefunded/ETM)	3,060	3,202,565
5.00%, 2/01/23 (Prerefunded/ETM)	1,485	1,553,503
Seguin Hgr Ed Fac Corp. TX
(Texas Lutheran Univ)
Series 04
5.25%, 9/01/28	1,000	973,780
Tarrant Cnty TX Cult Ed Fac Fin Corp.
(MRC Crestview Proj)
8.125%, 11/15/44	2,150	2,133,595
Tarrant Cnty TX Cult Ed Fac Fin Corp.
(Stayton at Museum Way)
8.00%, 11/15/28	2,000	2,011,300
Texas Private Acvty Bond Srfc Transp Corp.
(LBJ Managed Lanes Project)
7.00%, 6/30/40	9,040	9,393,193
Texas Private Acvty Bond Srfc Transp Corp.
(NTE Mobility Partners LLC Project)
6.875%, 12/31/39	2,280	2,360,689

Texas Turnpike Auth
(Texas Turnpike)
AMBAC Series 02A
5.50%, 8/15/39	9,500	9,601,460
Tyler TX Hlth Fac Dev Corp.
Series 01
6.00%, 7/01/31 (Prerefunded/ETM)	3,900	4,274,673
Tyler TX Hlth Fac Dev Corp.
(Mother Frances Hosp Reg Hlth)
5.25%, 7/01/26	2,000	1,941,140
Wichita TX ISD GO
Series 2007
5.00%, 2/01/27	6,000	6,435,720

		110,910,354

Utah - 0.3%
Intermountain Pwr Agy UT
Series 2008A
5.25%, 7/01/23	2,750	2,918,658

Virginia - 0.4%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	505	508,934
Broad Street CDA VA
Series 03
7.50%, 6/01/33	3,000	2,790,120

		3,299,054

Washington - 8.4%
Clark Cnty WA PUD #1
5.00%, 1/01/23	12,635	13,689,265
Energy Northwest WA
(Bonneville Power Admin)
Series 2006
5.00%, 7/01/24	4,055	4,410,826
AMBAC
5.00%, 7/01/21	11,470	12,330,021
FYI Properties
(Washington St Lease Dept Info Svc Proj)
5.25%, 6/01/26	4,000	4,303,760
Series 2009
5.00%, 6/01/27	615	645,842
King Cnty WA SD #414 GO
NPFGC
5.00%, 12/01/24	4,500	4,933,305
Spokane WA GO
AMBAC
5.00%, 12/01/22	7,940	8,730,268
Tacoma WA Refuse Util
XLCA Series 06
5.00%, 12/01/18	3,615	3,960,919
Washington St GO
5.00%, 8/01/28 (f)	9,000	9,880,740
AMBAC
5.00%, 1/01/24	5,000	5,428,050
NPFGC-RE
5.00%, 1/01/27	6,380	6,921,088

Washington St HFC
(Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/38	1,830	1,156,633

		76,390,717

West Virginia - 0.3%
Fairmont WV St College
NPFGC-RE Series 02A
5.375%, 6/01/27	2,500	2,569,650

Wisconsin - 0.8%
Milwaukee WI
(Cargo Acquisition Group)
Series 02
6.50%, 1/01/25	2,095	2,123,157
Wisconsin Hlth & Ed Fac Auth
NPFGC
5.25%, 8/15/20	5,000	5,087,700

		7,210,857

Total Investments - 99.1% (cost $886,487,769) (h)		900,462,437
Other assets less liabilities - 0.9%		8,631,686

Net Assets - 100.0%		$909,094,123

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$4,745	2/12/12	SIFMA	*	3.548%		$257,821
Merrill Lynch	6,300	10/21/16	SIFMA	*	4.128%		882,475
Merrill Lynch	2,500	7/30/26	4.090%		SIFMA	*	(363,568)
Merrill Lynch	2,500	11/15/26	4.378%		SIFMA	*	(476,069)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2010.
(b)	When-Issued or delayed delivery security.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	Illiquid security.
(e)	Security is in default and is non-income producing.
(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(g)	Variable rate coupon, rate shown as of July 31, 2010.

(h)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,649,518 and gross unrealized depreciation of investments was $(15,674,850), resulting in net unrealized appreciation of $13,974,668.

As of July 31, 2010, the Portfolio held 39.4% of net assets in insured bonds (of this amount 5.2% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
CIFG NA	-	CIFG Assurance North America Inc.
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDC	-	Industrial Development Corporation
ISD	-	Independent School District
LP	-	Limited Partnership
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund – National Portfolio

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$900,462,437	$—	$900,462,437

Total Investments in Securities	—	900,462,437	—	900,462,437
Other Financial Instruments*:
Assets
Interest Rate Swap Contracts	—	1,140,296	—	1,140,296
Liabilities
Interest Rate Swap Contracts	—	(839,637)	—	(839,637)

Total	$—	$900,763,096	$—	$900,763,096

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund – High Income Municipal Portfolio

Portfolio of Investments

July 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 108.2%
Long-Term Municipal Bonds - 108.2%
Alabama - 1.8%
Selma AL IDB
(International Paper Co.)
Series 2010A
5.80%, 5/01/34	$4,150	$4,229,971

Arizona - 2.3%
Pima Cnty AZ IDA
(American Charter Sch Fdntn)
Series 2007
5.625%, 7/01/38	1,600	1,452,992
Series 2007A
5.50%, 7/01/26	2,105	1,953,166
Salt Verde Fin Corp. Gas
(Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	2,280	2,011,827

		5,417,985

California - 16.2%
Bay Area Toll Authority CA
Series 2006F
5.00%, 4/01/25 (a)(b)	7,570	8,139,945
California Dept Wtr Res Wtr
(California Dept Wtr Res Cen Vy)
Series 2008AE
5.00%, 12/01/28	2,940	3,193,310
California Ed Fac Auth
(California Clg of Arts)
5.00%, 6/01/30	1,140	1,014,201
California GO
5.00%, 9/01/30-11/01/32	5,100	5,058,911
5.60%, 3/01/36	700	726,222
Series 2009
5.50%, 11/01/39	525	537,169
California Statewide CDA
(Daughters of Charity Hlth Sys)
5.00%, 7/01/39	1,800	1,473,912
Series 2005A
5.25%, 7/01/30	1,070	960,239
Chino CFD CA #2009-1
6.75%, 9/01/40	1,000	1,016,720
Golden St Tobacco Sec CA
(Golden St Tob Securitization)
Series 2007A-1
5.125%, 6/01/47	1,735	1,113,801
Series A-1
5.75%, 6/01/47	3,445	2,453,770
Los Angeles CA Regl Arpts Impt Corp
(American Airlines, Inc)
Series 2002C
7.50%, 12/01/24	3,625	3,641,639
Los Angeles CA USD GO
Series 2010 KRY
5.25%, 7/01/25 (a)(b)	1,000	1,095,390

Norco CA Redev Agy
(Norco CA Redev Agy Proj #1)
Series 2010
6.00%, 3/01/36	450	449,973
Richmond CA Cmnty Redev Agy
(Richmond CA Merged Proj Areas)
Series 2010A
6.00%, 9/01/30	1,235	1,275,459
San Francisco City/Cnty CA COP
Series 2009A
5.00%, 4/01/29	3,115	3,169,575
Tejon Ranch CA Pub Fac Fin CFD #2008-1
Series 2010A
7.375%, 9/01/40 (c)	2,000	1,998,620

		37,318,856

Colorado - 2.2%
Colorado Hlth Fac Auth
(American Baptist Homes of the Midwest)
7.75%, 8/01/39	965	999,682
Fitzsimons Vlg Met Dist #1
Series 2010A
7.50%, 3/01/40	1,500	1,523,370
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	2,550	2,550,051

		5,073,103

District of Columbia - 3.9%
District of Columbia Pers Income Tax
5.00%, 12/01/26 (a)(b)	8,000	8,884,560

Florida - 7.3%
Citizens Ppty Ins Corp. FL
Series 2009A-1
5.00%, 6/01/12	5,500	5,761,745
Lee Cnty FL IDA
(Shell Point/Alliance Oblig Group)
5.00%, 11/15/22-11/15/32	2,600	2,330,176
Miami Beach FL Hlth Fac Auth
(Mt. Sinai Medical Center)
5.375%, 11/15/28	1,130	1,024,187
Series 2004
6.75%, 11/15/21	2,000	2,070,120
St. John’s Cnty FL IDA
(Presbyterian Retirement Svc)
Series 2010A
5.875%, 8/01/40 (c)	4,000	3,983,760
Volusia Cnty FL Ed Fac Auth
(Embry-Riddle Aeronautical Univ)
Series 2005
5.00%, 10/15/35	1,840	1,717,585

		16,887,573

Georgia - 1.3%
De Kalb Cnty GA Hosp Auth
(De Kalb Medical Center)
6.125%, 9/01/40	3,000	3,023,370

Illinois - 11.3%
Chicago IL GO
5.00%, 1/01/29 (a)(b)	3,000	3,137,340
Illinois Finance Auth
(Elmhurst Mem Healthcare)
5.625%, 1/01/37	5,295	4,986,514
Illinois Finance Auth
(OSF Healthcare Sys)
6.00%, 5/15/39	6,000	6,065,700
Illinois Finance Auth
(Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45	2,775	2,727,686
Illinois Finance Auth
(Provena Health)
Series B
6.00%, 5/01/34	2,025	2,012,101
Illinois Finance Auth
(Swedish Covenant Hospital)
6.00%, 8/15/38	3,360	3,401,227
Matteson IL GO
8.00%, 12/01/29 (d)	5,000	3,613,950

		25,944,518

Kansas - 1.8%
Wyandotte Cnty/Kansas City KS Uni Govt
(Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	7,600	4,157,960

Kentucky - 2.0%
Kentucky Econ Dev Fin Auth
(Owensboro Med Hlth Sys)
Series 2010 A
6.00%, 6/01/30	3,540	3,653,386
Series 2010A
6.375%, 6/01/40	1,000	1,040,230

		4,693,616

Louisiana - 5.0%
Louisiana Loc Govt Envrn Fac & CDA
(Women’s Hospital Foundation)
5.625%, 10/01/30	1,200	1,183,536
Series 2010A
5.875%, 10/01/40	3,000	2,997,630
6.00%, 10/01/44	1,800	1,819,188
Louisiana Pub Fac Auth
(Ochsner Clinic Fndtn)
5.25%, 5/15/38	700	643,503
Series 2007A
5.375%, 5/15/43	3,340	3,086,661
Tobacco Settlement Financing Corp
(Louisiana Tobacco Asset Sec)
5.875%, 5/15/39	1,885	1,842,588

		11,573,106

Maryland - 0.4%
Anne Arundel Cnty MD Spl Oblig
6.10%, 7/01/40 (c)	1,000	999,930

Massachusetts - 2.2%
Massachusetts Dev Fin Agy
(Boston Architectural College)
Series 2006
5.00%, 1/01/37	335	254,493
Massachusetts Port Auth
(Delta Airlines, Inc.)
5.50%, 1/01/19	4,005	3,723,889
AMBAC
5.00%, 1/01/27	1,355	1,073,905

		5,052,287

Michigan - 4.6%
Kent MI Hosp Fin Auth
(Metropolitan Hospital)
Series 2005A
5.25%, 7/01/30	1,480	1,266,125
5.75%, 7/01/25	875	832,913
6.00%, 7/01/35	1,310	1,206,955
6.25%, 7/01/40	1,000	939,670
Michigan Hosp Fin Auth
(Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/46	4,975	4,569,040
Michigan Pub Edl Fac Auth
(Dr. Joseph F. Pollack-Pace)
8.00%, 4/01/30	1,195	1,210,810
Series 2010
8.00%, 4/01/40	500	502,580

		10,528,093

Minnesota - 3.5%
Cottage Grove MN Sr Hsg
(PHS Cottage Grove, Inc.)
Series 2006A
6.00%, 12/01/46	1,775	1,637,810
St Paul Housing & Redev Auth
(Healtheast)
6.00%, 11/15/30	1,525	1,491,618
St. Louis Park MN Hlth Care Facs
(Park Nicollet Health Svcs)
Series 2009
5.75%, 7/01/39	3,000	3,016,440
Washington Cnty MN Hsg & Redev Auth
(Healtheast)
5.50%, 11/15/27	2,000	1,886,980

		8,032,848

New Jersey - 0.2%
New Jersey EDA
(Continental Airlines)
Series 1999
6.25%, 9/15/19	375	366,334

New York - 9.4%
Nassau Cnty NY IDA
(Amsterdam at Harborside)
Series 2007 A
6.50%, 1/01/27	1,380	1,402,563
Series 2007A
6.70%, 1/01/43	1,400	1,399,888
New York City IDA
(American Airlines, Inc.)
Series 2005
7.625%, 8/01/25	565	580,085
New York NY GO
Series 2007D1
5.125%, 12/01/27	7,340	7,975,938
New York NY IDA
(American Airlines, Inc.)
8.00%, 8/01/28	1,000	1,054,870
New York NY IDA
(Amr Corp.)
Series 2005
7.50%, 8/01/16	1,110	1,132,977
New York St Dormitory Auth
(New York St Pers Income Tax)
Series 2009A
5.00%, 2/15/29	7,500	8,127,675
Suffolk Cnty NY IDA
(New York Institute of Technology)
5.00%, 3/01/26	50	51,105

		21,725,101

North Carolina - 0.9%
North Carolina Med Care Comm
(Pennybyrn at Maryfield)
6.00%, 10/01/23	1,330	1,198,609
Series A
6.125%, 10/01/35	1,000	820,210

		2,018,819

Ohio - 2.3%
Buckeye OH Tob Stlmnt Fin Auth
5.375%, 6/01/24	435	373,325
Series A-2
5.875%, 6/01/30	3,400	2,681,512
Erie Cnty OH Hosp
(Firelands Regional Med Ctr)
Series 02A
5.625%, 8/15/32	2,225	2,158,584

		5,213,421

Pennsylvania - 3.0%
Allegheny Cnty PA Hosp Dev Auth
(West Penn Allegheny Hlth Sys)
5.375%, 11/15/40	5,380	3,810,439
Allegheny Cnty PA IDA
(United States Steel Corp.)
6.75%, 11/01/24	2,875	3,095,857

		6,906,296

Puerto Rico - 3.3%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.25%, 7/01/23	3,455	3,694,397

Puerto Rico Hwy & Trnsp Auth
(Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
3.141%, 7/01/28 (e)	6,230	3,994,115

		7,688,512

Rhode Island - 2.3%
Tobacco Settlement Financing Corp.
(Rhode Island Tobacco Asset Sec)
6.25%, 6/01/42	5,660	5,361,322

Texas - 16.1%
Austin TX Convention Ctr Enterprise
Series 2006B
6.00%, 1/01/20 (a)	1,195	1,174,745
Dallas TX Wtr & Swr Sys
5.00%, 10/01/29	3,800	4,184,522
Houston TX Arpt Sys
(Continental Airlines)
6.125%, 7/15/27	20	18,131
6.75%, 7/01/29	2,300	2,309,246
7.00%, 7/01/29	3,585	3,588,764
Tarrant Cnty TX Cult Ed Fac Fin Corp.
(MRC Crestview Proj)
8.125%, 11/15/44	3,000	2,977,110
Tarrant Cnty TX Cult Ed Fac Fin Corp.
(Northwest Sr Hsg Corp-Edgemore Proj)
Series 2006A
6.00%, 11/15/36	2,500	2,419,550
Tarrant Cnty TX Cult Ed Fac Fin Corp.
(Stayton at Museum Way)
8.00%, 11/15/28	2,000	2,011,300
Texas Private Acvty Bond Srfc Transp Corp.
(LBJ Managed Lanes Project)
7.00%, 6/30/40	7,600	7,896,932
Texas Private Acvty Bond Srfc Transp Corp.
(NTE Mobility Partners LLC Project)
6.875%, 12/31/39	3,150	3,261,478
Texas St Pub Fin Auth Charter Sch Fin Corp.
(Cosmos Fndtn, Inc)
Series 2010A
6.20%, 2/15/40	5,000	5,072,000
Tyler TX Hlth Fac Dev Corp.
(Mother Frances Hosp Reg Hlth)
Series 2007B
5.00%, 7/01/37	2,420	2,116,169

		37,029,947

Washington - 4.4%
Seattle WA Mun Light & Pwr
11.322%, 2/01/18 (a)(b)(e)	2,500	8,363,400
Washington St GO
5.00%, 8/01/28 (a)(b)	1,000	1,097,860
Washington St HFC
(Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/38	1,225	774,249

		10,235,509

Wisconsin - 0.5%
Wisconsin Hlth & Ed Fac Auth
(Wheaton Franciscan Hlthcare Sys)
5.125%, 8/15/26-8/15/33	1,245	1,137,365

Total Investments - 108.2% (cost $246,173,540) (f)		249,500,402
Other assets less liabilities - (8.2)%		(18,908,153)

Net Assets - 100.0%		$230,592,249

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank NA	$8,500	7/9/25	SIFMA	*	3.167%	$289,221
Morgan Stanley	2,500	3/17/22	SIFMA	*	3.072%	117,192
Morgan Stanley	3,000	6/11/22	SIFMA	*	2.965%	105,962

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2010	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Morgan Stanley: CDX-NAHYS 5.00% 6/20/15, 6/20/15*	5.00%	—%	$7,000	$(148,750)	$(384,955)	$277,038
Morgan Stanley: CDX-NAHYS 5.00% 6/20/15, 6/20/15*	5.00	—	5,000	(106,250)	(146,137)	69,054

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate market value of these securities amounted to $31,893,240 or 13.8% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	When-Issued or delayed delivery security.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Variable rate coupon, rate shown as of July 31, 2010.
(f)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,216,576 and gross unrealized depreciation of investments was $(889,714), resulting in net unrealized appreciation of $3,326,862.

As of July 31, 2010, the Portfolio held 2.2% of net assets in insured bonds(of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
GO	-	General Obligation
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
USD	-	Unified School District

AllianceBernstein Municipal Income Fund – High Income Municipal Portfolio

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$249,500,402	$—	$249,500,402

Total Investments in Securities	—	249,500,402	—	249,500,402
Other Financial Instruments*:
Assets
Interest Rate Swap Transactions	—	476,275	—	476,275
Credit Default Swap Contracts	—	346,092	—	346,092
Liabilities	—	—	—	—

Total	$—	$250,322,769	$—	$250,322,769

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund – California Portfolio

Portfolio of Investments

July 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.1%
Long-Term Municipal Bonds - 100.1%
California - 93.0%
Acalanes CA UHSD GO
AGM Series 05B
5.25%, 8/01/24	$5,000	$5,479,050
Banning CA Util Auth Wtr
NPFGC-RE Series 05
5.25%, 11/01/30	8,405	8,524,771
Bay Area Toll Auth CA
Series 2009F1
5.25%, 4/01/27	7,500	8,226,000
Beaumont CA Fing Auth
AMBAC Series C
5.00%, 9/01/26	3,305	3,030,817
Butte-Glenn CCD CA GO
NPFGC Series 05B
5.00%, 8/01/25	3,620	3,804,041
California Dept Vets Aff SFMR
AMBAC Series 02A
5.35%, 12/01/27	22,320	22,603,910
California Dept Wtr Res Cen Vy
Series 2008AE
5.00%, 12/01/27	1,000	1,093,260
California Dept Wtr Res Wtr
5.00%, 12/01/24	5,000	5,578,100
California Econ Recovery
(California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,725	6,547,167
California Ed Fac Auth
(California Clg of Arts)
Series 01
5.875%, 6/01/30	2,200	2,178,198
California Ed Fac Auth
(Univ of The Pacific)
5.00%, 11/01/21	990	1,053,667
Series 04
5.00%, 11/01/20	1,000	1,069,590
5.25%, 5/01/34	1,000	1,017,390
California GO
5.00%, 8/01/22-2/01/32	21,600	21,996,024
5.125%, 6/01/31	20	20,033
5.25%, 2/01/30 (Prerefunded/ETM)	45	48,383
5.25%, 2/01/30-4/01/30	10,475	10,552,530
5.30%, 4/01/29	5	5,108
Series 03
5.25%, 2/01/24	3,500	3,661,385
NPFGC
5.00%, 6/01/18	5,000	5,580,150
NPFGC Series 03
5.25%, 2/01/16	2,050	2,219,474
California HFA MFHR
(California HFA)
AMBAC Series 95A
6.25%, 2/01/37	1,235	1,235,790
California Hlth Fac Fin Auth
(Catholic Healthcare West)
Series G
5.50%, 7/01/25	3,180	3,310,030

California Hlth Fac Fin Auth
(Cottage Healthcare Sys)
NPFGC Series 03B
5.00%, 11/01/23	2,500	2,519,150
California Hlth Fac Fin Auth
(Lucile Packard Children’s Hosp)
AMBAC Series 03C
5.00%, 8/15/21	3,365	3,544,556
California Infra & Eco Dev Bk
(Kaiser Permanente)
Series 01A
5.55%, 8/01/31	18,000	18,127,800
California Poll Cntl Fin Auth
(Pacific Gas & Electric Co.)
NPFGC Series 96A
5.35%, 12/01/16	15,500	16,046,685
California Poll Cntl Fin Auth
(Southern CA Edison Co.)
NPFGC Series 99C
5.55%, 9/01/31	7,950	7,910,488
California Poll Cntl Fin Auth
(Tracy Material Recovery)
ACA Series 99A
5.70%, 8/01/14	3,015	3,006,377
California Pub Wks Brd
(CA Lease Mental Hlth Coalinga)
Series 04A
5.50%, 6/01/22-6/01/23	6,790	7,042,070
California Pub Wks Brd
(CA Lease Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	4,270	4,016,362
California Pub Wks Brd
(Univ of California Lease)
Series 04F
5.00%, 11/01/26	8,065	8,524,544
Series 05C
5.00%, 4/01/23	3,130	3,334,201
California Rural Home Mtg
Series 00B
6.25%, 12/01/31	60	60,703
Series 00D
6.00%, 12/01/31	165	169,326
California State Univ
AMBAC Series A
5.00%, 11/01/19	6,025	6,626,355
NPFGC-RE Series 03A
5.00%, 11/01/22	6,000	6,366,960
California Statewide CDA
(San Diego Space/Sci Fdtn)
Series 96
7.50%, 12/01/16	1,860	1,892,755
California Statewide CDA MFHR
(Highland Creek Apts)
Series 01K
5.40%, 4/01/34	5,745	5,880,007
California Statewide CDA MFHR
(Santa Paula Village Apts)
Series 98D
5.43%, 5/01/28	2,005	2,005,461

Capistrano CA USD GO
AGM Series 01B
Zero Coupon, 8/01/25	8,000	3,385,120
NPFGC-RE Series 00A
6.00%, 8/01/24	1,550	1,570,166
Castaic Lake CA Wtr Agy
AMBAC Series 04A
5.00%, 8/01/16-8/01/18	4,325	4,684,053
NPFGC Series 01A
5.20%, 8/01/30 (Prerefunded/ETM)	1,625	1,680,900
Chino CA Redev Agy Tax Alloc
(Chino CA Redev Proj Area B)
AMBAC Series 01B
5.25%, 9/01/30	4,960	4,780,994
Chino Hills CA CFD #10
(Chino Hls CA CFD #10 Fairfield)
Series 00
6.95%, 9/01/30	5,200	5,254,184
Coachella Valley CA USD COP
AMBAC
5.00%, 9/01/23	2,500	2,527,300
Commerce CA Jt Pwrs Fin Auth
(Commerce CA Lease Cmnty Ctr)
XLCA Series 04
5.00%, 10/01/34	2,015	1,714,302
Corona CA CFD #97-2
(Corona CA CFD #97-2 Eagle Glen)
Series 98
5.875%, 9/01/23	5,680	5,680,366
E CA Mun Wtr Dist CFD #2001-01A
Series 02
6.40%, 9/01/32	3,550	3,479,958
East Palo Alto CA Pub Fin Auth
(Univ Circle Gateway/101 Proj)
RADIAN Series 05A
5.00%, 10/01/25	5,070	4,806,208
El Centro CA Fin Auth
(El Centro Reg Med Center)
Series 01
5.375%, 3/01/26	18,000	18,019,800
Encinitas Ranch CA Golf Auth
Series 04
5.50%, 9/01/23-9/01/24	1,110	998,553
5.60%, 9/01/26	1,000	887,280
Fontana CA CFD #11
(Fontana CA CFD #11 Hertg W End)
Series B
6.50%, 9/01/28	8,250	8,273,430
Fontana CA Pub Fin Auth
(North Fontana CA Redev Area)
AMBAC Series 03A
5.50%, 9/01/32	5,200	5,193,136
Fremont CA USD GO
AGM Series 05B
5.00%, 8/01/26	1,745	1,829,685
Fresno CA Jt Pwrs Fin Auth
(Fresno CA Lease Cap Proj)
XLCA Series 04A
5.25%, 10/01/21-10/01/24	3,425	3,588,490
5.375%, 10/01/17	1,315	1,423,882

Fullerton CA Redev Agy
RADIAN
5.00%, 4/01/21	3,250	3,303,138
Gilroy CA USD GO
NPFGC-RE
5.00%, 8/01/27	1,500	1,538,910
Huntington Pk CA Pub Fin Auth
(Huntington Pk CA Tax Alloc)
AGM Series 04A
5.25%, 9/01/17	1,000	1,118,580
Jurupa CA USD GO
NPFGC-RE Series 04
5.00%, 8/01/22	1,340	1,382,384
Kaweah Delta CA Hlthcare
NPFGC Series 04
5.25%, 8/01/25-8/01/26	3,780	3,856,902
La Verne CA CFD #88-1
Series 98
5.875%, 3/01/14	2,820	2,822,200
Lammersville CA SD CFD #2002
Series 02
6.375%, 9/01/32	4,250	4,252,635
Lancaster CA Redev Agy
(Lancaster CA Redev Tax Incr)
XLCA Series 04
5.00%, 12/01/23	2,995	2,978,534
Loma Linda CA Hosp
(Loma Linda Univ Med Ctr)
Series 05A
5.00%, 12/01/23	2,000	1,858,020
Long Beach CA Bond Fin Auth
(Long Beach CA Lease Aquarium)
AMBAC Series 01
5.25%, 11/01/30	6,500	6,106,230
Los Angeles CA Cmnty Redev Agy
(Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/17	2,565	2,574,721
5.10%, 3/01/19	1,350	1,344,384
Los Angeles CA Dept Arpts
(Los Angeles Int Airport)
5.00%, 5/15/27	3,560	3,780,400
Los Angeles CA Dept Arpts
(Los Angeles Intl Airpot)
Series 2009A
5.25%, 5/15/29	8,340	8,851,159
Los Angeles CA Dept W&P Pwr
AMBAC
5.00%, 7/01/24	5,250	5,709,218
Los Angeles CA Harbor Dept
5.00%, 8/01/26	21,450	23,107,012
Los Angeles CA MFHR
(Park Plaza West Apts)
5.50%, 1/20/43	5,000	5,022,850
Los Angeles CA USD GO
Series 2010 KRY
5.25%, 7/01/25 (a)	8,000	8,763,120
AMBAC Series B
5.00%, 7/01/19-7/01/21	13,685	15,157,507

Marin CA Muni Wtr Dist
AMBAC Series 04
5.25%, 7/01/20	3,040	3,161,600
Murrieta Vly CA USD GO
AGM Series 05B
5.125%, 9/01/29	1,500	1,559,295
Norco CA Redev Agy
(Norco CA Redev Agy Proj #1)
Series 2010
5.875%, 3/01/32	1,580	1,581,627
6.00%, 3/01/36	1,225	1,224,927
AMBAC Series 05
5.00%, 3/01/26	1,900	1,843,912
RADIAN Series 04
5.00%, 3/01/24	3,060	2,821,198
Oakland CA USD GO
NPFGC Series 05
5.00%, 8/01/25	7,455	7,530,370
NPFGC-RE
5.00%, 8/01/22	8,975	9,339,923
Ontario CA AD #107
(Ontario CA AD #107 CA Comm Ctr)
7.70%, 9/02/10	880	883,309
Ontario CA COP
NPFGC Series 04
5.25%, 7/01/21	1,700	1,817,997
Orange Cnty CA COP
AMBAC
6.00%, 6/01/21 (Prerefunded/ETM)	890	1,055,211
Palm Springs CA COP
Series 91B
Zero Coupon, 4/15/21 (Prerefunded/ETM)	37,500	26,200,875
Palmdale CA Wtr Dist
NPFGC-RE Series 04
5.00%, 10/01/24	1,775	1,838,155
Pittsburg CA Redev Agy
(Los Medanos Cmnty Dev Proj)
NPFGC Series 03A
5.00%, 8/01/21	6,410	6,538,264
Placentia-Yorba Lnda CA USD GO
(Placentia-Yorba Lnda USD CA GO)
NPFGC-RE Series 06
5.00%, 10/01/27	4,200	4,340,364
Port of Oakland CA
5.375%, 11/01/27 (Prerefunded/ETM)	280	308,202
NPFGC-RE Series 02L
5.375%, 11/01/27	2,220	2,224,684
Poway CA Redev Agy
(Poway CA Redev Spl Tax Paguay)
AMBAC Series 01
5.375%, 12/15/31	5,615	5,249,857
Redding CA Elec Sys COP
NPFGC Series 92A
11.955%, 7/01/22 (Prerefunded/ETM) (b)	1,290	1,784,302
Richmond CA Cmnty Redev Agy
(Richmond CA Merged Proj Areas)
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,067,545
6.00%, 9/01/30	1,395	1,440,700

Riverside CA CCD GO
NPFGC Series C
5.00%, 8/01/25	1,720	1,838,061
Riverside Cnty CA PFA
(Riverside Cnty CA Tax Alloc)
XLCA Series 04
5.00%, 10/01/23-10/01/35	4,430	4,004,276
Rocklin CA USD CFD #1
NPFGC Series 04
5.00%, 9/01/25	1,000	997,860
Roseville CA CFD #1
(Roseville CA CFD #1 NC Rsevlle)
Series 99-A
5.80%, 9/01/17	6,050	6,135,668
Roseville CA HSD GO
(Roseville HSD CA GO)
Series 01E
5.25%, 8/01/26	2,435	2,511,289
Sacramento CA Mun Util Dist
NPFGC Series 03S
5.00%, 11/15/17	5,000	5,485,550
Sacramento CA USD GO
Series 04D
5.25%, 7/01/22-7/01/23	5,980	6,411,183
AGM Series 04D
5.25%, 7/01/21	2,545	2,748,269
Sacramento Cnty CA Hsg Auth MFHR
(Cottage Estates Apts)
Series 00B
6.00%, 2/01/33	5,300	5,377,539
Sacramento Cnty CA Hsg Auth MFHR
(Verandas Apts)
Series 00H
5.70%, 3/01/34	2,875	2,934,599
San Bernardino CA SFMR
Series 01-A1
6.35%, 7/01/34	455	459,277
San Bernardino Cnty CA CFD #2002-1
Series 02-1
5.90%, 9/01/33	4,750	4,520,195
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,635	1,650,156
San Diego CA Hsg Auth MFHR
Series 98C
5.25%, 1/20/40	6,105	6,106,893
San Diego CA Hsg Auth MFHR
(Vista La Rosa Apts)
Series 00A
6.00%, 7/20/41	10,230	10,396,237
San Diego CA Pub Fac Fin Auth
(San Diego CA Lease Fire Safety)
5.25%, 3/01/25	15,000	15,570,150
San Diego CA USD GO
NPFGC Series 04E-1
5.00%, 7/01/23-7/01/24	3,240	3,521,704
San Diego Cnty CA COP
(San Diego Cnty CA COP Bishop)
Series 04A
5.50%, 9/01/44	5,000	4,924,050

San Diego Cnty CA Wtr Auth COP
AGM Series A
5.00%, 5/01/27	3,500	3,716,370
San Francisco City/ Cnty CA Arpt Commn
(SFO Fuel Co. LLC)
Series 00A
6.125%, 1/01/27	1,480	1,479,911
San Joaquin Hls Trnsp Corr CA
Series 93
Zero Coupon, 1/01/20 (Prerefunded/ETM)	20,000	15,314,200
Zero Coupon, 1/01/21 (Prerefunded/ETM)	20,000	14,510,200
Zero Coupon, 1/01/23 (Prerefunded/ETM)	25,000	16,402,250
San Joaquin Hls Trnsp Corr CA
(San Joaquin Hills Toll Road CA)
NPFGC Series A
Zero Coupon, 1/15/36	47,415	6,601,590
San Jose CA Redev Agy
(San Jose CA Redev Merged Proj)
NPFGC Series 04A
5.25%, 8/01/19	5,000	5,159,550
Santa Ana CA USD GO
Series 2008A
5.25%, 8/01/28	5,400	5,736,312
Santa Margarita CA WD CFD #99-1
6.25%, 9/01/29	8,420	8,456,711
Semitropic Wtr Dist CA
XLCA Series 04A
5.50%, 12/01/23	1,640	1,795,308
South Gate CA PFA
(South Gate CA Tax Alloc)
XLCA Series 02
5.125%, 9/01/24	1,800	1,702,332
Southern CA Pub Pwr Auth
5.00%, 7/01/23	3,200	3,537,120
Southwestern CA CCD GO
NPFGC Series 05
5.00%, 8/01/24	1,000	1,082,090
Stockton CA PFA
(Stockton CA Redev Projs)
RADIAN Series 06A
5.00%, 9/01/17	2,285	2,180,027
Tejon Ranch CA Pub Fac Fin CFD #1
Series 00A
7.20%, 9/01/30	9,810	10,113,031
Series 03
6.125%, 9/01/27	1,000	1,002,850
6.20%, 9/01/33	2,375	2,323,581
Torrance CA COP
(Torrance CA COP Pub Impt)
AMBAC Series 05B
5.00%, 6/01/24	3,365	3,542,840
Univ of California
Series K
5.00%, 5/15/21	5,525	6,142,363
AGM Series 05B
5.00%, 5/15/24	5,000	5,364,850

West Contra Costa CA Hlth Dist
AMBAC Series 04
5.375%, 7/01/21-7/01/24	4,720	5,021,925

		690,805,063

Arizona - 0.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,325	1,040,509

Florida - 0.1%
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (c)(d)	1,535	614,000
Series 02B
6.625%, 5/01/33 (c)(d)	655	262,000

		876,000

Nevada - 0.4%
Henderson NV LID # T-14
Series A
5.00%, 3/01/22	2,545	2,550,904

Puerto Rico - 6.5%
Puerto Rico Conv Ctr Dist Auth
(Puerto Rico Hotel Occupancy Tax)
AMBAC Series A
5.00%, 7/01/17	10,730	11,260,491
Puerto Rico GO
5.25%, 7/01/23	3,000	3,107,610
Series 01A
5.50%, 7/01/19	1,880	2,028,088
Series 03A
5.25%, 7/01/23	800	820,536
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	540,670
Puerto Rico HFA MFHR
(Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	295	304,768
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/28	21,000	22,204,560
Univ of Puerto Rico
5.00%, 6/01/18	4,930	5,080,266
Series 06Q
5.00%, 6/01/19	2,490	2,550,457

		47,897,446

Total Investments – 100.1% (cost $709,859,689) (e)	743,169,922
Other assets less liabilities - (0.1)%	(387,299)

Net Assets - 100.0%	$742,782,623

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citigroup	$6,500	1/25/26	SIFMA	*	4.108%		$957,973
Merrill Lynch	2,800	10/1/16	SIFMA	*	4.147%		400,325
Merrill Lynch	3,100	10/21/16	SIFMA	*	4.128%		434,234
Merrill Lynch	14,500	7/30/26	4.090%		SIFMA	*	(2,108,693)
Merrill Lynch	10,200	8/9/26	4.063%		SIFMA	*	(1,526,329)
Merrill Lynch	15,000	11/15/26	4.378%		SIFMA	*	(2,856,413)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Variable rate coupon, rate shown as of July 31, 2010.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,290,014 and gross unrealized depreciation of investments was $(10,979,781), resulting in net unrealized appreciation of $33,310,233.

As of July 31, 2010, the Portfolio held 40.1% of net assets in insured bonds (of this amount 1.5% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
HSD	-	High School District
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District

SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund – California Portfolio

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$743,169,922	$—	$743,169,922

Total Investments in Securities	—	743,169,922	—	743,169,922
Other Financial Instruments*:
Assets
Interest Rate Swap Transactions	—	1,792,532	—	1,792,532
Liabilities
Interest Rate Swap Transactions	—	(6,491,435)	—	(6,491,435)

Total	$—	$738,471,019	$—	$738,471,019

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund – New York Portfolio

Portfolio of Investments

July 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 98.2%
New York - 85.0%
Albany Cnty NY Arpt Auth
5.00%, 12/15/25-12/15/26 (a)	$4,540	$4,891,312
Albany NY IDA
(St. Peter’s Hosp)
Series A
5.75%, 11/15/22	795	834,901
Cortland Cnty NY IDA
(Cortland Memorial Hospital)
RADIAN Series 02
5.25%, 7/01/32	2,700	2,675,592
Dutchess Cnty NY IDA
(Bard College)
5.00%, 8/01/19-8/01/21	1,450	1,514,553
Erie Cnty NY Fiscal Stability Auth
(Erie Cnty NY Sales Tax)
Series 2010A
5.00%, 5/15/22-5/15/23	9,965	11,517,060
Erie Cnty NY GO
NPFGC Series 05A
5.00%, 12/01/20	5,990	6,339,157
Erie Cnty NY IDA
(Buffalo NY SD GO)
AGM Series 04
5.75%, 5/01/25	1,400	1,508,472
Glen Cove NY IDA
Series 92B
Zero Coupon, 10/15/19 (Prerefunded/ETM)	11,745	9,211,016
Hempstead NY IDA
(Adelphi Univ)
Series 02
5.50%, 6/01/32	1,000	1,015,690
Herkimer Cnty NY IDA
(Herkimer Cnty NY CC Stud Hsg)
Series 00
6.50%, 11/01/30	2,000	2,016,700
Long Island Pwr Auth NY
AGM Series 01A
5.25%, 9/01/28 (Prerefunded/ETM)	10,000	10,544,200
NPFGC-RE Series 06A
5.00%, 12/01/19-12/01/24	8,300	9,005,084
Metropolitan Trnsp Auth NY
Series 02
5.25%, 11/15/31	5,000	5,140,100
Series 02A
5.125%, 11/15/31	5,500	5,639,260
Metropolitan Trnsp Auth NY
(Metro Trnsp Auth NY Ded Tax)
Series A
5.25%, 11/15/30	10,000	10,319,900
NPFGC
5.00%, 11/15/18-11/15/21	11,890	13,247,242
Monroe Cnty NY IDA MFHR
(Southview Towers Apts)
Series 00
6.25%, 2/01/31	1,130	1,141,854

Montgomery Cnty NY IDA
(New York St BOCES Prog)
XLCA Series 05A
5.00%, 7/01/24	1,500	1,496,955
Nassau Cnty NY IDA
(Amsterdam at Harborside)
Series 2007 A
6.50%, 1/01/27	2,120	2,154,662
New York Conv Ctr Dev Corp.
(New York Hotel Unit Fee)
AMBAC Series 05
5.00%, 11/15/30	10,000	10,222,600
New York NY GO
5.00%, 1/01/21	5,000	5,505,400
AGM Series 04E
5.00%, 11/01/21	4,000	4,342,800
Series 01B
5.50%, 12/01/31 (Prerefunded/ETM)	11,995	12,824,094
5.50%, 12/01/31	5	5,149
Series 03
5.75%, 3/01/15 (Prerefunded/ETM)	2,350	2,667,861
Series 04G
5.00%, 12/01/23	3,225	3,486,031
Series 04I
5.00%, 8/01/21	11,400	12,323,058
Series 05J
5.00%, 3/01/24	5,000	5,344,950
Series 1
5.75%, 3/01/17	420	463,231
XLCA Series 04I
5.00%, 8/01/18	10,000	11,044,200
New York NY HDC MFHR
(New York NY HDC)
Series 01C-2
5.40%, 11/01/33	3,030	3,041,635
Series 02A
5.50%, 11/01/34	1,250	1,254,988
NPFGC-RE Series 05P6-A
5.00%, 7/01/19	10,000	10,858,700
New York NY Hlth & Hosp Corp.
AGM Series 02A
5.125%, 2/15/23	1,500	1,539,840
AMBAC Series 03A
5.25%, 2/15/22	5,700	5,947,950
New York NY IDA
(Airis JFK 1 LLC)
Series 01A
5.50%, 7/01/28	9,000	8,125,650
New York NY IDA
(Brooklyn Navy Yard Cogen)
Series 97
5.75%, 10/01/36	3,000	2,439,540
New York NY IDA
(Lycee Francais)
Series 02C
6.80%, 6/01/28	2,500	2,625,850
New York NY IDA
(Magen David Yeshivah)
ACA Series 02
5.70%, 6/15/27	1,600	1,120,000

New York NY IDA
(Spence School)
5.20%, 7/01/34	3,155	3,208,667
New York NY IDA
(Staten Island Univ Hosp)
Series 01B
6.375%, 7/01/31	1,880	1,896,112
New York NY IDA
(Terminal One Group Assn)
Series 05
5.50%, 1/01/24	800	822,144
New York NY Mun Wtr Fin Auth
5.00%, 6/15/27	14,410	15,859,790
Series 03A
5.00%, 6/15/27	1,000	1,049,970
Series CC 2008
5.125%, 6/15/30	10,300	11,096,396
New York NY Trnsl Fin Auth
5.00%, 11/01/24	5,000	5,453,600
Series 02A
5.50%, 11/01/26 (b)	5,000	5,277,500
NPFGC Series 03D
5.25%, 2/01/18	10,000	11,043,300
New York NY Trnsl Fin Auth
(New York NY TFA Bldg Aid)
NPFGC-RE
5.00%, 7/15/21	7,000	7,797,650
New York NY Trst for Cult Res
(Museum of Modern Art)
AMBAC Series 01D
5.125%, 7/01/31	14,000	14,363,860
New York St Dormitory Auth
Series 02
5.00%, 7/01/32 (Prerefunded/ETM)	4,000	4,356,640
Series 02-34
5.20%, 2/01/32 (Prerefunded/ETM)	3,965	4,513,835
Series 04A
5.25%, 7/01/21 (Prerefunded/ETM)	575	674,228
New York St Dormitory Auth
(Cabrini Westchester)
5.10%, 2/15/26	1,900	2,065,357
New York St Dormitory Auth
(Cornell Univ)
5.00%, 7/01/25-7/01/29	4,465	4,989,004
Series 2008B
5.00%, 7/01/27	3,925	4,393,292
Series 2010B
5.00%, 7/01/24	2,000	2,292,580
New York St Dormitory Auth
(Eger Hlth and Rehab Ctr)
Series 00
6.10%, 8/01/37	2,475	2,507,002
New York St Dormitory Auth
(Leake and Watts Svcs)
NPFGC Series 04
5.00%, 7/01/22-7/01/23	3,275	3,413,063
New York St Dormitory Auth
(Maimonides Med Ctr)
NPFGC Series 04
5.75%, 8/01/29	3,515	3,734,512

New York St Dormitory Auth
(Memorial Sloan-Kettering Ctr)
NPFGC Series 03A
5.00%, 7/01/22	5,000	5,183,100
New York St Dormitory Auth
(Montefiore Medical Center)
NPFGC-RE Series 04
5.00%, 8/01/23	4,990	5,279,470
New York St Dormitory Auth
(Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	6,795	7,014,546
New York St Dormitory Auth
(New York St BOCES Prog)
AGM Series 04
5.00%, 8/15/23	3,175	3,302,857
New York St Dormitory Auth
(New York St Pers Income Tax)
5.00%, 3/15/27	2,350	2,549,397
Series 07A
5.00%, 7/01/22	1,200	1,236,672
New York St Dormitory Auth
(New York Univ)
Series 2008A
5.00%, 7/01/29	4,220	4,536,120
NPFGC-RE Series 04A
5.00%, 7/01/24	2,240	2,364,186
New York St Dormitory Auth
(North Shore-LIJ Hospital)
5.00%, 5/01/22	1,405	1,465,274
New York St Dormitory Auth
(NYU Hosp Center)
Series B
5.25%, 7/01/24	730	757,339
New York St Dormitory Auth
(Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,240	1,322,671
New York St Dormitory Auth
(Ozanam Hall Queens Nursing)
5.00%, 11/01/21	1,000	1,018,160
New York St Dormitory Auth
(Rochester Inst of Technology)
5.75%, 7/01/24	5,165	5,787,279
New York St Dormitory Auth
(SS Joachim & Anne Residence)
Series 02
5.25%, 7/01/27	1,000	987,820
New York St Dormitory Auth
(Univ of Rochester)
Series 04A
5.25%, 7/01/23-7/01/24	1,250	1,317,207
New York St Dormitory Auth
(Westchester Cnty NY Lease Court)
Series 06A
5.00%, 8/01/17	9,510	10,910,823
New York St Energy Res & Dev Auth
(Long Island Lighting Co.)
Series 95A
5.30%, 8/01/25	7,500	7,528,725

New York St Envrn Fac Corp.
(New York NY Mun Wtr Fin Auth)
5.00%, 6/15/29	2,000	2,214,900
New York St Liberty Corp.
(National Sports Museum Proj)
6.125%, 2/15/19 (c)(d)	792	2,376
New York St Mortgage Agy SFMR
(New York St Mortgage Agy)
Series 01-29
5.45%, 4/01/31	9,000	9,003,330
Series 01-31A
5.30%, 10/01/31	8,500	8,506,970
Series 82
5.65%, 4/01/30	2,245	2,344,678
New York St Pwr Auth
NPFGC
5.00%, 11/15/21	3,000	3,423,360
NPFGC Series C
5.00%, 11/15/19	680	790,527
New York St Thruway Auth
(New York St Pers Income Tax)
5.00%, 3/15/26-3/15/27	11,000	12,037,430
AMBAC Series 04A
5.00%, 3/15/24	5,000	5,362,100
New York St Thruway Auth
(New York St Thruway Auth Hwy & Brdg)
AMBAC Series 05B
5.00%, 4/01/21	7,500	8,290,950
NPFGC-RE Series 05B
5.00%, 4/01/17	12,750	14,696,542
New York St UDC
Series 02A
5.25%, 3/15/32 (Prerefunded/ETM)	3,945	4,262,494
Niagara Frontier Trnsp Auth NY
(Buffalo Niagara Intl Airport)
NPFGC
5.625%, 4/01/29	2,500	2,505,625
Onondaga Cnty NY IDA
(Anheuser-Busch Cos., Inc.)
Series 99
6.25%, 12/01/34	2,000	2,006,300
Onondaga Cnty NY IDA
(Bristol- Myers Squibb)
5.75%, 3/01/24	4,000	4,556,160
Onondaga Cnty NY IDA
(Cargo Acquisition Group)
Series 02
6.125%, 1/01/32	1,000	946,970
Port Authority of NY & NJ
5.00%, 7/15/31 (a)	18,000	19,449,540
Port Authority of NY & NJ
(JFK Airport Intl Arrival Term)
NPFGC Series 97-6
5.75%, 12/01/22	6,820	6,820,341
Rensselaer Cnty NY
(Rensselaer Polytechnic Institute)
Series 2006
5.00%, 3/01/26	7,505	7,751,464

Sachem NY CSD GO
NPFGC-RE
5.00%, 10/15/21-10/15/22	5,415	6,088,601
Seneca Cnty NY IDA
(New York Chiropractic College)
5.00%, 10/01/27	925	928,802
Spencerport NY USD GO
NPFGC Series 02
5.00%, 6/15/21 (Prerefunded/ETM)	2,500	2,602,850
Suffolk Cnty NY IDA
(New York Institute of Technology)
5.00%, 3/01/26	1,150	1,175,404
Tobacco Settlement Fin Corp. NY
(New York St Lease Tobacco Asset Sec)
Series 03A-1
5.50%, 6/01/14	1,290	1,294,038
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/24-11/15/26	16,715	18,315,206
Troy NY Capital Resource Corp.
(Rensselaer Polytechnic Institute)
Series 2010A
5.00%, 9/01/30	3,000	3,091,140
Ulster Cnty NY IDA
(Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,175	1,021,815
Yonkers NY IDA
(Malotz Skilled Nursing Fac)
NPFGC Series 99
5.65%, 2/01/39	700	705,425

		528,962,723

Arizona - 0.3%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	935	734,246
Goodyear AZ IDA
(Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,000	1,000,470

		1,734,716

California - 0.4%
California Econ Recovery
(California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	2,110	2,413,017

Florida - 1.6%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	5,500	5,507,755
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (c)(d)	1,075	430,000
Series 02B
6.625%, 5/01/33 (c)(d)	460	184,000
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	765	716,415

Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32	920	782,294
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	2,280	2,209,320

		9,829,784

Georgia - 0.1%
Atlanta GA Tax Allocation
(Eastside Proj)
Series 05B
5.60%, 1/01/30	500	490,695

Guam - 0.1%
Guam Wtrworks Auth COP
Series 05
6.00%, 7/01/25	500	518,420

Illinois - 0.2%
Plano IL SSA #3
(Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	1,316	1,194,691

Nevada - 0.2%
Clark Cnty NV SID No. 142
(Clark Cnty NV SID No.142 Mtns Edg)
Series 03
6.10%, 8/01/18	1,405	1,391,020

Ohio - 0.2%
Columbiana Cnty Port Auth OH
(Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	1,200	1,055,160

Puerto Rico - 8.4%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	2,085	2,171,361
5.375%, 7/01/24	5,225	5,558,355
Series 08WW
5.375%, 7/01/23	405	431,673
XLCA Series 02-1
5.25%, 7/01/22 (Prerefunded/ETM)	10,000	11,038,600
Puerto Rico GO
5.25%, 7/01/23	1,600	1,657,392
Series 01A
5.50%, 7/01/19	915	987,075
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	540,670
Puerto Rico HFA MFHR
5.00%, 12/01/20 (Prerefunded/ETM)	3,420	3,885,496
5.00%, 12/01/20	1,795	1,886,796
Puerto Rico HFA MFHR
(Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,495	1,544,499
Puerto Rico HFC SFMR
(Puerto Rico HFC)
Series 01A
5.20%, 12/01/33	1,615	1,621,347

Puerto Rico Mun Fin Agy
(Puerto Rico GO)
Series 05A
5.25%, 8/01/23	935	959,731
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/28	15,000	15,860,400
Univ of Puerto Rico
5.00%, 6/01/22	255	257,935
Series 06Q
5.00%, 6/01/20	4,225	4,299,445

		52,700,775

Texas - 1.3%
Dallas TX ISD GO
Series 2004
5.00%, 2/15/28	7,940	8,343,035

Virginia - 0.4%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	167	168,301
Broad Street CDA VA
Series 03
7.50%, 6/01/33	2,680	2,492,507

		2,660,808

Total Investments - 98.2% (cost $586,496,776) (e)		611,294,844
Other assets less liabilities - 1.8%		11,062,576

Net Assets - 100.0%		$622,357,420

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$2,200	1/25/26	SIFMA	*	4.108%	$324,237
JP Morgan Chase	4,500	6/15/15	3.777%		SIFMA *	(516,419)
Merrill Lynch	3,100	10/1/16	SIFMA	*	4.147%	443,217

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	When-Issued or delayed delivery security.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2010.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.

(e)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,294,346 and gross unrealized depreciation of investments was $(3,496,278), resulting in net unrealized appreciation of $24,798,068.

As of July 31, 2010, the Portfolio held 30.1% of net assets in insured bonds (of this amount 7.3% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SID	-	Special Improvement District
SSA	-	Special Services Area
UDC	-	Urban Development Corporation
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund – New York Portfolio

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$611,294,844	$—	$611,294,844

Total Investments in Securities	—	611,294,844	—	611,294,844
Other Financial Instruments*:
Assets
Interest Rate Swap Transactions	—	767,454	—	767,454
Liabilities
Interest Rate Swap Transactions	—	(516,419)	—	(516,419)

Total	$—	$611,545,879	$—	$611,545,879

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2010